Operating Costs - Summary of Compensation of Key Management Personnel (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Operating Costs [Abstract]
Short-term employee benefits	£ 14.9	£ 12.4	£ 10.9
Post employment benefits	1.4	1.4	1.4
Share-based payments	5.2	6.6	5.8
Termination benefits	0.6	2.2
Compensation of key management personnel	£ 22.1	£ 22.6	£ 18.1